To our Shareholders:

Volumetric Fund’s NAV closed out the third quarter at $18.44, down 7.0% from $19.83 since the beginning of the year. This included a 6.2% decline in the third quarter. For year to date September 30, 2015, we are slightly behind the Standard & Poor 500 Index, and ahead of the Dow-Jones and NYSE indices.

The following table compares the Fund’s overall performance to the major market indices, since the introduction of the “Volume and Range” system on 9/1/2000.

	Year to Date	Third Quarter	Since 9/1/00*
Volumetric Fund	(7.0%)	(6.2%)	+90.1%
Standard & Poor's 500 Index	(6.7%)	(6.9%)	+26.2%
Dow-Jones Industrials	(8.6%)	(7.5%)	+44.9%
NY Stock Exchange Index	(9.6%)	(9.3%)	+36.9%

 *Introduction of "Volume and Range" system.

The Standard & Poor 500 index has marginally outperformed Volumetric during the first nine months. This was mostly due to market volatility, and our conservative cash position during this period. Please note however, as indicated above, since the introduction of the “Volume & Range” system on September 1, 2000, we have significantly outperformed all the market indices.

The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $255,206, as of September 30, 2015. This is equivalent to a 9.2% compounded growth rate since the Fund’s first full year of operation in 1979. The comparative Index table in the adjacent column indicates the historical performance of the Volumetric Index, as compared to the S&P 500 and the Dow-Jones indices.

COMPARATIVE INDEX TABLE (unaudited)

The following table shows the change in value at year end of a $10,000 investment in Volumetric Fund since its inception, January 1, 1979, as measured by the Volumetric Index, in comparison with the Standard & Poor 500 Index and the Dow-Jones Industrials.

            Volumetric    S&P 500      Dow-Jones

                       Index*              Index             Industrials

9/30/15	$ 255,206	$ 199,774	$ 187,191
2014	274,379	214,223	204,874
2013	256,464	192,317	196,016
2012	202,839	148,394	154,954
2011	191,523	128,553	144,412
2010	190,622	128,810	136,883
2009	164,687	116,026	121,369
2008	135,347	93,981	102,163
2007	193,237	152,779	154,412
2006	187,400	138,992	145,080
2005	176,228	129,881	133,135
2004	172,799	126,097	133,949
2003	152,246	115,692	129,861
2002	116,682	91,543	103,621
2001	133,167	119,486	124,489
2000	139,355	137,372	133,986
1999	141,866	152,872	148,410
1998	134,918	127,898	114,054
1997	121,987	100,971	98,238
1996	103,189	77,072	80,102
1995	89,336	64,086	63,566
1994	76,104	47,786	47,632
1993	77,839	48,533	46,634
1992	76,311	45,335	41,007
1991	68,902	43,397	39,364
1990	50,963	34,539	32,716
1989	53,743	36,770	34,201
1988	46,349	28,896	26,938
1987	38,637	25,708	24,085
1986	39,225	25,197	23,552
1985	36,524	21,983	19,213
1984	27,696	17,401	15,050
1983	25,963	17,161	15,635
1982	21,876	14,633	13,000
1981	18,712	12,751	10,869
1980	15,991	14,125	11,975
1979	11,630	11,231	10,419
1978	10,000	10,000	10,000

*The Volumetric Index indicates the Fund’s total return after expenses were deducted and dividend distributions were reinvested. Unlike the Fund, the S&P 500 and Dow indices are unmanaged. They have no expenses and brokerage costs to affect the results. The market indices do not include reinvested dividends. The table does not reflect the deduction of taxes that a shareholder would pay on distributions.

PORTFOLIO REVIEW (unaudited)

As noted earlier, our cash position has been somewhat conservative this quarter. We purchased 15 new stocks during this period and sold 25 stocks. Currently, we have 64 stocks in our portfolio. It includes 39 gainers and 25 losers. Our average stock is up 23.6%. At the end of the third quarter, our best performing stock was gaming and multimedia company, Electronic Arts, Inc., with a 376.6% gain. Our worst performer was Nucor Corp with a 22.3% loss.

The following table shows our top ten percentage gainers, as of September 30, 2015.

Stock Name	Unrealized Gain (%)	% of Fund’s Net Assets
Electronic Arts, Inc.	376.6%	1.3%
Tyson Foods, Inc.	173.4%	1.1%
O’Reilly Automotive Inc.	172.4%	2.3%
Ball Corp	146.7%	1.7%
United Health Group, Inc.	103.0%	1.8%
Pfizer Inc.	92.0%	1.4%
Hewlett-Packard Co.	61.7%	1.4%
Cytec Industries Inc.	61.0%	1.7%
Herman Miller, Inc.	56.2%	1.2%
Columbia Sportswear Co.	45.9%	1.6%

 Purchases:  Amphenol Corp., Analog Devices Inc., Autodesk, Inc., HCP, Inc., Interpublic Group,  La-Z-Boy Incorporated, Lear Corporation, MSC Industrials Direct Co. Inc., Oshkosh Corp., PPL Corporation, St Jude Medical Inc., Sysco Corp., TreeHouse Foods Inc., Tyco International PLC and Whole Foods Market Inc.

Sales: CA Inc., Cardinal Health Inc., Care Capital Properties, Chemours Company, Coach Inc., ConocoPhillips, Convergys Corp., Diebold Inc., Dow Chemical Co., Du Pont, Eaton Corporation PLC, Electronic Arts Inc. (partial sale), FMC Corp., The GEO Group Inc., Greenbrier Companies, Inc., Harley-Davidson Inc., Mosaic Company, Murphy Oil Corp., Noble Energy Inc., Paccar Inc., Rockwell Collins Inc., Sonoco Products Company, Teledyne Technologies, Whirlpool Corp, and Yahoo! Inc.

Our most profitable sale was Cardinal Health Inc. with a 109% net realized gain.

PROXY VOTING INFORMATION

Information is available to shareholders who are interested in the Fund’s proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.org.

IRA AND OTHER NEWS

We would like to remind our IRA shareholders, when you reach 70 ½ years old, you are required to withdraw a minimum distribution from your traditional IRA account. Please give us a call or contact Equity Trust Company, at www.equityinstitutional.com, for details.

At the June 24, 2015 annual meeting, Jeffrey Gibs, Executive Vice President, CCO of the Fund was introduced to the shareholders in attendance.  Jeffrey Gibs joined the Fund full time in May of 2015. He brings 26 years of financial industry experience including the many years he was a consultant to the Fund.

Volumetric Fund will declare its annual dividend and capital gain distributions in late December. The exact date of record, ex-dividend and payment dates will be determined at the Board of Directors’ meeting in December.

UPDATE AND OUTLOOK

The stock market traded higher during the first six days of October. For example, as of October 6th, all the main market indices were up 2 1/2% - 3 1/2% since the end of the third quarter. Our NAV was up 2% to $18.83 in the same period. As our overall market indicator has slightly improved, we are gradually decreasing the cash position in accordance with the Volume and Range analysis.

Thank you for your trust and confidence. Please do not hesitate to call us, if you have any questions.

October 7, 2015

Sincerely,

Gabriel J. Gibs

 Irene J. Zawitkowski

Chairman and CEO

 President

VOLUMETRIC FUND, INC.
STATEMENT OF NET ASSETS
September 30, 2015
(unaudited)

Shares	Description	Market Value	Shares	Description	Market Value
	Consumer Discretionary -- 13.2%				
6,000	CHILDRENS PL INC	346,020	4,200	MSC INDL DIRECT INC	256,326
7,000	COLUMBIA SPORTSWEAR CO	411,530	7,300	OSHKOSH CORP	265,209
6,200	DICKS SPORTING GOODS INC	307,582	8,700	OWENS CORNING NEW	364,617
7,500	GUESS INC	160,200	4,000	REGAL BELOIT CORP	225,800
15,000	INTERPUBLIC GROUP COS INC	286,950	2,046	ROPER TECHNOLOGIES INC	320,608
5,256	LA Z BOY INC	139,599	8,000	TYCO INTL PLC	267,680
2,800	LEAR CORP	304,584	6,600	WASTE CONNECTIONS INC	320,628
2,400	O REILLY AUTOMOTIVE INC NEW	600,000			4,957,691
1,800	PANERA BREAD CO	348,138		**Information Technology -- 12.8%**	
13,400	PULTE GROUP INC	252,858	6,000	AMPHENOL CORP NEW	305,760
4,000	YUM BRANDS INC	319,800	5,000	ANALOG DEVICES INC	282,050
		3,477,261	5,500	AUTODESK INC	242,770
	Consumer Staples -- 4.1%		16,900	CADENCE DESIGN SYSTEM INC	349,492
7,500	SYSCO CORP	292,275	16,000	CORNING INC	273,920
2,602	TREEHOUSE FOODS INC	202,410	11,200	E M C CORP MASS	270,592
6,500	TYSON FOODS INC	280,150	5,000	ELECTRONIC ARTS INC	338,750
9,300	WHOLE FOODS MKT INC	294,345	4,900	FLIR SYS INC	137,151
		1,069,180	14,000	HEWLETT PACKARD CO	358,540
	Financials -- 4.1%		10,000	INTEL CORP	301,400
7,500	HCP INC	279,375	6,300	LINEAR TECHNOLOGY CORP	254,205
11,000	PROGRESSIVE CORP OHIO	337,040	8,300	NETGEAR INC	242,111
4,100	VENTAS INC COM	229,846			3,356,741
8,700	WEYERHAEUSER CO	237,858		**Materials -- 6.7%**	
		1,084,119	7,000	BALL CORP	435,400
	Health Care -- 8.4%		6,000	CYTEC INDS INC	443,100
4,700	CHARLES RIV LABS INTL INC	298,544	6,200	NUCOR CORP	232,810
15,500	KINDRED HEALTHCARE INC	244,125	3,500	VALSPAR CORP	251,580
2,700	LABORATORY CORP AMER HLDG	292,869	4,600	VULCAN MATLS CO	410,320
6,400	PATTERSON COMPANIES INC	276,800			1,773,210
11,500	PFIZER INC	361,215		**Utilities -- 2.7%**	
4,200	ST JUDE MED INC	264,978	2,300	ATMOS ENERGY CORP	133,814
4,000	UNITEDHEALTH GROUP INC	464,040	6,600	PIEDMONT NAT GAS INC	264,462
		2,202,571	9,600	PPL CORP COM	315,744
	Indexes -- 3.6%				714,020
5,000	SPDR S&P 500 TRUST	958,150	**Total Equities -- 74.4% (Cost: 16,814,812)**		**19,592,943**
		958,150			
	Industrials -- 18.8%		**CASH EQUIVALENTS/RECEIVABLE: 25.6%**		
9,000	BRIGGS & STRATTON CORP	173,790	Cash		138,456
13,000	BRINKS CO	351,130	US Bank N.A. - Fidelity Money Mkt Gov Fd		6,070,240
3,800	CINTAS CORP	325,850	Dividends and interest receivable		22,957
9,200	CSX CORP	247,480	Receivable from broker		492,850
6,200	EXPEDITORS INTL WASH INC	291,710	**TOTAL CASH EQUIVALENTS/ RECEIVABLES**		**6,724,503**
2,300	FEDEX CORP	331,154	**TOTAL ASSETS**		**26,317,446**
16,000	KBR INC	266,560	Less Liabilities		-
13,900	KNIGHT TRANSN INC	333,600	**NET ASSETS: 100.0%**		**$ 26,317,446**
4,700	LANDSTAR SYS INC	298,309	**VOLUMETRIC SHARES OUTSTANDING**		**1,426,857**
11,000	MILLER HERMAN INC	317,240	**NET ASSET VALUE PER SHARE**		**$ 18.44**

Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

Tel: 845-623-7637

800-541-FUND

www.volumetric.com

Investment Adviser and

Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York

Custodian

US Bank, N.A.

Milwaukee, Wisconsin

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, PA

Board of Directors

Richard Brega Jr.

Gabriel J. Gibs, Chairman

Joseph Haupl

Alexandre M. Olbrecht, Dr.

Stephen Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski

Officers

Gabriel J. Gibs

    Chief Executive Officer, Portfolio Co-Manager

Irene J. Zawitkowski

    President, Portfolio Co-Manager

Jeffrey M. Gibs

    Executive Vice President, Chief Compliance Officer

Our prospectus is available at www.volumetric.com, the Fund’s website or by calling the Fund.